UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24F-2

1.	Name and address of Issuer: The Alger Institutional Funds 100 Pearl Street New York, NY 10004

2.
The name of each  series  or class of securities  for  which  this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☒

3.	Investment Company Act File Number:	811-07986

	Securities Act File Number:	33-68124

4(a).	Last day of fiscal year for which this Form is filed:
October 31, 2021

4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

4(c).	☐ Check the box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$1,968,959,373

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$1,819,934,515

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$1,155,677,287

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$2,975,611,802

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)[subtract Item 5(iv) from Item 5(i)]:	$0

	(vi)	Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv)[subtract Item 5(iv) from Item 5(i):	$1,006,652,429

	(vii)	Multiplier for determining registration fee (See Instruction C.9)	0.00009270

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	$0.00

6.	Prepaid Shares

If the response to Item 5(i) was determined  by  deducting  an  amount  of securities that were  registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect  before  October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
			N/A

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
			N/A

7.	Interest due - if this Form is being filed more than 90 days after theend of the issuer’s fiscal year (see Instruction D):		$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:		$0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: N/A

Method of Delivery:

☐ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Anthony S. Caputo
Anthony S. Caputo
Asst. Treasurer

Date: January 19, 2022

*Please print the name and title of the signing officer below the signature.